Note 22 - Deferred tax assets and liabilities (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 3,130.0
Deferred tax income recognised in profit or loss	550.3
LUXEMBOURG
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax income recognised in profit or loss	$ 550.3
Maximum carry forward period for losses incurred	17 years
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets related to taxable losses of subsidiaries	$ 77.9